Long-Term Prepaid Expenses	6 Months Ended
Jun. 30, 2023
Long-Term Prepaid Expenses [Abstract]
LONG-TERM PREPAID EXPENSES
18.	LONG-TERM PREPAID EXPENSES

In April, 2023, pursuant to the agreement with the transferee, the Group disposed two of its creditor’s rights on the long-term prepaid expenses with carrying value of RMB72,135 at a total consideration of RMB25,269 to a third-party. This transaction resulted in loss of RMB46,866 to the condensed consolidated financial statements for six months ended June 30, 2023.